Shareholders’ Equity (Details) - Schedule of Restricted Stock Grants - Restricted Stock [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Shareholders’ Equity (Details) - Schedule of Restricted Stock Grants [Line Items]
Shares, Unvested Beginning	4,646	12,146	13,875
Weighted Average Grant Date Fair Value Per Share, Unvested Beginning	$ 7.2	$ 56	$ 82.4
Aggregate Intrinsic Value, Unvested Beginning
Shares, Forfeited	(2,396)	(3,750)	(3,000)
Weighted Average Grant Date Fair Value Per Share, Forfeited	$ 5.2	$ 44.8	$ 2.57
Aggregate Intrinsic Value, Forfeited
Shares, Granted	60,500	8,000	17,500
Weighted Average Grant Date Fair Value Per Share, Granted	$ 2.04	$ 10.8	$ 55.6
Aggregate Intrinsic Value, Granted
Shares, Vested	(28,833)	(11,750)	(16,229)
Weighted Average Grant Date Fair Value Per Share, Vested	$ 3	$ 48.4	$ 74.8
Aggregate Intrinsic Value, Vested
Shares, Unvested Ending	33,917	4,646	12,146
Weighted Average Grant Date Fair Value Per Share, Unvested Ending	$ 1.69	$ 7.2	$ 56
Aggregate Intrinsic Value, Unvested Ending